Investments in and advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	Year Ended December 31,
	2014	2013
	$	$
High-Q Joint Venture (High-Q)	18,948	18,196
Tanker Investments Ltd. (TIL)	36,915	—
Teekay Tanker Operations Ltd. (TTOL)	17,534	—

Total	73,397	18,196

A condensed summary of the Company’s financial information for equity accounted investments (9.29% to 50% owned) shown on a 100% basis are as follows:

	As at December 31,
	2014	2013
	$	$
Cash and restricted cash	97,758	2,897
Other assets- current	66,473	270
Vessels and equipment	715,360	99,526
Other assets - non-current	26,446	1,001
Current portion of long-term debt	33,992	5,750
Other liabilities – current	47,275	1,387
Long-term debt	359,980	59,975
Other liabilities - non-current	31,787	35,000

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Revenues	94,244	7,325	—
Income from vessel operations	16,460	3,256	(3)
Realized and unrealized loss on derivative instruments	(831)	—	—
Net income (loss)	3,598	1,686	(3)